INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
As of the beginning of period	$ 41,515,106	$ 43,834,548
Transfers	(2,164,156)
As of the end of period	47,954,596	41,515,106	$ 43,834,548
Office equipment
Property, plant and equipment
As of the beginning of period	188,280	213,437
As of the end of period	288,920	188,280	213,437
Vehicles
Property, plant and equipment
As of the beginning of period	1,149,455	1,785,701
As of the end of period	1,835,634	1,149,455	1,785,701
Equipment and computer software
Property, plant and equipment
As of the beginning of period	32,448	123,472
As of the end of period	67,105	32,448	123,472
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,679,075	4,737,396
As of the end of period	2,967,431	3,679,075	4,737,396
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,449,233	6,336,691
As of the end of period	5,125,728	5,449,233	6,336,691
Land and buildings
Property, plant and equipment
As of the beginning of period	29,746,076	29,969,237
As of the end of period	35,674,513	29,746,076	29,969,237
Buildings in progress
Property, plant and equipment
As of the beginning of period	1,270,539	668,614
As of the end of period	1,995,265	1,270,539	668,614
Gross carrying amount
Property, plant and equipment
As of the beginning of period	54,527,392	57,059,972	44,764,394
Adjustment of opening net book amount for application of IAS 29			9,204,777
Additions	2,805,825	1,646,697	2,044,102
Reclassifications		(1,237,872)
Additions from business combinations	1,952,045
Transfers	2,164,156
Disposals	(1,061,518)	(139,369)	(338,854)
Foreign currency translation	4,805,613	(7,702,857)	3,441,984
Revaluation	(1,219,111)	4,900,821	(2,056,431)
As of the end of period	63,974,402	54,527,392	57,059,972
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	579,882	629,119	243,948
Adjustment of opening net book amount for application of IAS 29			333,904
Additions	66,331	42,658	30,621
Additions from business combinations	5,491
Disposals	(5,622)		(8,493)
Foreign currency translation	116,743	(91,895)	29,139
As of the end of period	762,825	579,882	629,119
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	2,977,542	3,604,537	1,660,294
Adjustment of opening net book amount for application of IAS 29			1,054,631
Additions	987,101	248,800	1,093,749
Reclassifications		(264,069)
Additions from business combinations	466,024
Disposals	(1,045,656)	(139,369)	(297,269)
Foreign currency translation	127,206	(472,357)	93,132
As of the end of period	3,512,217	2,977,542	3,604,537
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	465,679	955,657	419,638
Adjustment of opening net book amount for application of IAS 29			416,274
Additions	66,263	27,961	75,152
Reclassifications		(375,242)
Additions from business combinations	13,952
Disposals			(1,685)
Foreign currency translation	46,232	(142,697)	46,278
As of the end of period	592,126	465,679	955,657
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	5,480,431	6,438,430	3,826,665
Adjustment of opening net book amount for application of IAS 29			1,909,115
Additions	50,976	14,985	7,518
Reclassifications		20,801
Transfers	85,490		213,333
Foreign currency translation	21,046	(993,785)	481,799
As of the end of period	5,637,943	5,480,431	6,438,430
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,054,701	10,233,501	5,404,029
Adjustment of opening net book amount for application of IAS 29			3,976,720
Additions	604,307	556,693	98,034
Reclassifications		(598,561)
Transfers			7,863
Disposals	(10,240)		(31,407)
Foreign currency translation	339,043	(1,136,932)	778,262
As of the end of period	9,987,811	9,054,701	10,233,501
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	34,698,618	34,530,114	33,026,981
Adjustment of opening net book amount for application of IAS 29			1,438,728
Additions		3,261	125,930
Reclassifications		36,487
Additions from business combinations	1,466,578
Transfers	2,517,158
Foreign currency translation	4,022,972	(4,772,065)	1,994,906
Revaluation	(1,219,111)	4,900,821	(2,056,431)
As of the end of period	41,486,215	34,698,618	34,530,114
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	1,270,539	668,614	182,839
Adjustment of opening net book amount for application of IAS 29			75,405
Additions	1,030,847	752,339	613,098
Reclassifications		(57,288)
Transfers	(438,492)		(221,196)
Foreign currency translation	132,371	(93,126)	18,468
As of the end of period	$ 1,995,265	$ 1,270,539	$ 668,614